COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8.COMMITMENTS AND CONTINGENCIES

Facility Lease Agreements — The Company leases its premises in Houston, Texas under a noncancelable operating lease expiring in May 2021. The lease renewal, which occurred in 2019, resulted in an expansion to the lease of approximately 4,100 square feet.

On November 19, 2020, the Company’s board of directors approved the lease renewal of its premises in Houston, Texas. Once the current lease expires in May 2021, the renewed lease agreement will commence under an operating lease agreement that is noncancelable from commencement until May 1, 2024.

On March 22, 2021, the Company’s board of directors approved a lease expansion within its premises in Houston, Texas. The amended lease agreement will commence on August 1, 2021 under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The amended lease agreement adds approximately 15,385 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after 90-days notice of cancellation.

If the Company exercises the cancellation option, the Company must also pay the lessor a termination payment equal to three months of base rent.

The total lease payments per month were $21,353 beginning January 1, 2020. The total lease payments per month will be $22,477, 45,554, and $46,116 beginning May 1, 2021, August 1, 2021, and May 1, 2023, respectively. The Company records rent expense as incurred over the term of the leases.

As of March 31, 2021, the future minimum commitments under the amended lease agreement will be as follows:

Amount
2021	$316,600
2022	546,700
2023	551,100
2024	461,200
Total	$1,875,600

Rent expense for the facility lease agreements was $69,000 and $60,000 during the three months ended March 31, 2021 and 2020, respectively. Rent expense is included as an allocation between research and development and general and administrative expense in the condensed consolidated statements of operations.

License Agreements — The Company has entered into a number of licensing arrangements for various intellectual property and licensed patent rights for technologies being developed for commercial sale. As part of these arrangements, the Company is subject to contingent milestone payments in accordance with agreed-upon development objectives, as well as future royalty payments on product sales of the underlying assets. As of March 31, 2021 and December 31, 2020, the Company has not incurred any milestone or royalty liabilities related to these license agreements.

Strategic Alliance Agreement with Leon Office (H.K.) — On January 28, 2021, the Company executed a strategic alliance agreement with Leon Office (H.K.) (“Leon”) a company established under existing laws of Hong Kong. It is intended that Leon acts as an independent business development advisor on behalf of the Company. Leon will seek to introduce organizations and individuals that will create business development opportunities for the Company, to expand the Company’s reach to international markets with a focus on certain Asian markets and to increase brand recognition and exposure through developing liaisons, collaborations, branches and subsidiaries. They will also use commercially reasonable efforts to research the Asian market, with a primary, but not exclusive, focus on determining the most suitable structures for the development of medical partnerships or joint ventures with scientific partners in the Asian market with a mission to test products to be created by the joint venture resulting from such partnership and to develop validation programs for any products produced by such joint venture, including programs for clinical trials and human testing and, ultimately, for product certification. The cost of the agreement is $360,000 annually, payable in four quarterly installments.

Legal Proceedings — In the normal course of business, the Company may have various claims in process and other contingencies. A complaint was filed on March 22, 2021 in the Court of Chancery of the State of Delaware against the Company by a former consultant and director.  The complaint alleges, among other things, that the plaintiff is entitled to additional stock options and he is seeking declaratory judgment and specific performance.  The Company believes that all of the claims in the complaint are without merit and the Company intends to defend vigorously against them.

The Company regularly assesses all contingencies and believes, based on information presently known, the Company is not involved in any matters that would have a material effect on the Company’s financial position, results of operations and cash flows.

9.COMMITMENTS AND CONTINGENCIES

Facility Lease Agreements — The Company leases its premises in Houston, Texas under a noncancelable operating lease expiring in May 2021. The lease renewal, which occurred in 2019, resulted in an expansion to the lease of approximately 4,100 square feet.

On November 19, 2020, the Company’s board of directors approved the lease renewal of its premises in Houston, Texas. Once the current lease expires in May 2021, the renewed lease agreement will commence under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after 90 days notice of cancellation.

The total lease payments per month will be $21,353 beginning January 1, 2020. The total lease payments per month will be $22,477 and $23,039 beginning May 1, 2021 and May 1, 2022, respectively. The Company records rent expense on a straight-line basis over the term of the leases.

As of December 31, 2020, future minimum commitments under the facility lease agreement are as follows:

Amount
2021	$265,200
2022	269,700
2023	274,200
2024	230,400
Total	$1,039,500

Annual rent expense for the facility lease agreements was $262,900 and $129,100 for the years ended December 31, 2020 and 2019, respectively, and is included as an allocation between research and development and general and administrative expense in the consolidated statements of operations.

License Agreements — The Company has entered into a number of licensing arrangements for various intellectual property and licensed patent rights for technologies being developed for commercial sale. As part of these arrangements, the Company is subject to contingent milestone payments in accordance with agreed-upon development objectives, as well as future royalty payments on product sales of the underlying assets. As of December 31, 2020 and 2019, the Company has not incurred any milestone or royalty liabilities related to these license agreements.

Legal Proceedings — In the normal course of business, the Company may have various claims in process and other contingencies. The Company regularly assesses all contingencies and believes, as of December 31, 2020, the Company was not involved in any matters that would have a material effect on the Company’s financial position, results of operations and cash flows.